Equity Method Based Investees and Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2013
Summarized Financial Information for Combined Discontinued Operations

Summarized financial information for the combined discontinued operations is presented below:

January 1 through the respective closing dates
2011
$ in thousands
Total revenues	3,924

Income before income tax benefit	1,838
Tax expenses	(475)

Income from discontinued operations, net of tax	1,363

Income per share from discontinued operations- basic and diluted	$0.03

Frontline [Member]
Summarized Financial Information, Balance Sheet Data

Summarized financial information for Frontline is presented below:

	December 31
	2013	2012
	$ in thousands
(i) Balance sheet data:
Assets:
Current assets	12,354	13,181
Non Current assets	2,084	1,676

Total assets	14,438	14,857

Liabilities:
Current liabilities	2,767	2,440
Non Current liabilities	2,276	2,000

Total liabilities	5,043	4,440

Summarized Financial Information, Operating Results Data
	Year ended December 31
	2013	2012	2011
	$ in thousands
(ii) Operating results data:
Total revenues	27,210	28,246	28,320
Gross profit	19,565	23,893	24,244
Net income	11,106	13,528	14,472

Summarized Financial Information, Related Parties
(iii) Other:
	Year ended December 31
	2013	2012	2011
	$ in thousands
Related parties transactions included in
Cost of products sold	852	802	618
Selling, general and administrative expenses	(3,127)	(1,800)	(1,700)

	December 31
	2013	2012
	$ in thousands
Balances with related parties (included in trade payables)	6,408	4,590